Property, Plant And Equipment	12 Months Ended
Mar. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

7. Property, Plant and Equipment

     The cost and accumulated depreciation of property and equipment at March 31, 2011 and 2010 are as follows (in thousands):

	March 31,
	2011	2010
Land	$4,022	$4,022
Construction in progress—equipment	25,968	13,099
Buildings	36,852	36,599
Equipment and software	57,151	34,980
Furniture and fixtures	1,807	1,502
Leasehold improvements	5,024	3,389
Property, Plant and equipment, gross	130,824	93,591
Less accumulated depreciation and amortization	(34,330)	(29,276)
Property, plant and equipment, net	$96,494	$64,315

     Depreciation and amortization expense was $8.4 million, $7.1 million, and $5.6 million for the fiscal years ended March 31, 2011, 2010, and 2009, respectively.